Income Taxes - Summary of net deferred tax assets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Non-qualified stock compensation	$ 124,000	$ 35,000
Lease liabilities	1,176,000	188,000
Other	8,000	6,000
R&D credit carryforwards	1,733,000	625,000
Net operating loss carryforwards	13,516,000	6,758,000
Total deferred tax assets	16,557,000	7,612,000
Valuation allowance	(11,747,000)	(6,529,000)
Total deferred tax assets net of valuation allowance	4,810,000	1,083,000
Deferred tax liabilities:
Depreciation and amortization	(173,000)	(142,000)
Right of use assets	(1,135,000)	(175,000)
Capitalized patents	(181,000)	(102,000)
Internally developed software	(354,000)	(104,000)
Capitalized R&D expense	(2,967,000)	(560,000)
Total deferred tax liabilities	(4,810,000)	(1,083,000)
Net deferred tax assets (liabilities)	0	$ 0
dMY TECHNOLOGY GROUP, INC. III [Member]
Deferred tax assets:
Start-up/organizational costs	273,426
Net operating loss carryforwards	3,131,639
Total deferred tax assets	3,405,066
Valuation allowance	(3,405,066)
Total deferred tax assets net of valuation allowance	$ 0